FINANCIAL INSTRUMENTS	12 Months Ended
Mar. 31, 2023
FINANCIAL INSTRUMENTS

16. FINANCIAL INSTRUMENTS

The main risks arising from the Group’s financial instruments are liquidity risk, interest rate risk and credit risk. The Directors regularly review and agree policies for managing each of these risks which are summarized below.

Liquidity risk

The Group’s policy is to regularly monitor current and expected liquidity requirements to ensure that it maintains sufficient reserves of cash to meet its liquidity requirements in the short and long term. The Group ordinarily finances its activities through cash generated from by private and public offerings of equity and debt securities.

The table below summarizes the maturity profile of the Group’s financial liabilities based on contractual undiscounted payments:

Group	2023
$	Less than 3 months	3 to 12 months	Total
Trade and other payables	990,870	1,461,937	2,452,807
Related party payables	-	2,994,302	2,994,302
	990,870	4,456,239	4,456,239

Group	2022
$	Less than 3 months	3 to 12 months	Total
Trade and other payables	649,624	92,186	741,810
Related party payables	47,041	-	47,041
	696,665	92,186	788,851

Credit risk

Credit risk is managed on a Group basis. Credit risk arises principally from cash and cash equivalents and deposits with banks and financial institutions.as well as outstanding receivables. The Group reviews its banking arrangements carefully to minimize such risks and currently has no customers and therefore this risk is viewed as minimal. Management monitor loans between members of the Group as part of their internal reporting and assess outstanding receivables for ability to be repaid.

Interest rate risk

The Group has limited exposure to interest-rate risk arising from its bank deposits and convertible loan note instruments. These deposit accounts are held at variable interest rates based on Barclays Bank plc and Pennsylvania State Bank base rates.

The Directors do not consider the impact of possible interest rate changes based on current market conditions to be material to the net result for the year or the equity position at the year-end for either the year ended 31 March 2023 or 31 March 2022.